Stock Options (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options	1 year 3 months 3 days	2 years 1 month 2 days
Stock-based compensation expense	$ 118,202	$ 1,421,267
Unrecognized compensation expenses		$ 123,873
2022 Long Term Incentive Equity Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued and outstanding percentage	10.00%
2022 Long Term Incentive Equity Plan [Member]
IfrsStatementLineItems [Line Items]
Incentive plans		The Board of Directors adopted the Trillion Energy International Inc. 2022 Long-Term Incentive Equity Plan (the “2022 Plan”) effective as of December 1, 2022.